Investment in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Investment In Subsidiaries
Schedule of Transferred Consideration

NIS in thousands
Cash paid	235
Assignment of shareholders’ loan	(10,474)

Total	(10,239)

NIS in thousands
Issuance of 1,590,023 ordinary shares of the Company	8,098
Assignment of shareholders’ loan	(1,548)
Fair value of the investment prior to the business combination	202

Total	6,752

Schedule of Acquisition of Cash Flows

NIS in thousands
Consideration paid in cash	(235)
Less – acquired cash and cash equivalents	121

Total	(114)

NIS in thousands
Consideration paid in cash	-
Less – acquired cash and cash equivalents	1,108

Total	1,108

Schedule of Amounts Recognized on Acquisition

NIS in thousands
Cash and cash equivalents	121
Restricted cash	25
Trade and other receivables	114
Property, plant and equipment and right-of-use asset	85
Trade and other payables	(10,767)
Total identifiable net assets	(10,422)

NIS in thousands
Cash and cash equivalents	1,108
Restricted cash	361
Trade and other receivables	3,325
Inventory	2,622
Property, plant and equipment and right-of-use asset	10,199
Goodwill	517
Short term loan	(163)
Trade and other payable	(15,134)
Lease liability	(3,506)
Total identifiable net assets	(671)

Schedule of Assets and Liabilities Disposed of

Identifiable assets and liabilities disposed of:

NIS in thousands
Cash and cash equivalents	(698)
Trade and other receivables	(3,661)
Inventories	(1,317)
Property, plant and equipment and right-of-use asset	(69)
Trade and other payables	2,478
Total identifiable net assets	(3,267)

Identifiable assets and liabilities disposed of:

NIS in thousands
Cash and cash equivalents	(1,575)
Trade and other receivables	(4,468)
Inventories	(1,351)
Property, plant and equipment and right-of-use asset	(3,601)
Trade and other payables	4,638
Financial liabilities	1,020
Overdraft	1,322
Goodwill	(270)
Lease liability	2,725
Total identifiable net assets	(1,560)

Schedule of Aggregate Cash Flows

The aggregate cash flows derived for the Company as a result of the disposal:

NIS in thousands
Cash and cash equivalents received	3,128
Less cash and cash equivalents of the subsidiary	(698)
Total	2,430

The aggregate cash flows derived for the Company as a result of the disposal:

NIS in thousands
Cash and cash equivalents received	-
Less cash and cash equivalents of the subsidiary	(235)
Total	(235)